Post-Employment Benefits - Summary of Financial Position Related to Defined Benefit Pensions and Other Post Employment Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net actuarial gains (losses) on plan assets	$ 60	$ 500
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	134
Current service cost	223	214	$ 185
Interest income on plan assets	294	279	319
Past service cost	0	(5)	(8)
Net actuarial gains (losses) on plan assets	(234)	221	237
Interest cost on defined benefit obligation	281	272	292
Benefits paid	6	6	6
Special termination benefits	0	2	3
Balance at end of year	311	134
Net defined benefit asset (liability)	321	145
Valuation allowance	(10)	(11)
Net defined benefit asset (liability), net of valuation allowance	311	134
Pension plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	7,613	7,418
Current service cost	223	214
Past service cost	0	(5)
Interest cost on defined benefit obligation	281	272
Employee contributions	5	6
Benefits paid	(334)	(350)
Special termination benefits	0	2
Foreign exchange rate changes	9	(15)
Net actuarial (gains) losses on defined benefit obligation	(427)	71
Balance at end of year	7,370	7,613	7,418
Pension plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	7,758	7,458
Interest income on plan assets	294	279
Net actuarial gains (losses) on plan assets	(234)	221
Employer contributions	199	167
Employee contributions	5	6
Benefits paid	(334)	(350)
Plan administration costs	(6)	(6)
Net transfer out	(1)	(1)
Foreign exchange rate changes	10	(16)
Balance at end of year	7,691	7,758	7,458
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	(696)
Current service cost	13	14	11
Interest income on plan assets	0	0	0
Past service cost	0	0	2
Net actuarial gains (losses) on plan assets	0	0	0
Interest cost on defined benefit obligation	25	25	28
Benefits paid	0	0	0
Special termination benefits	0	0	0
Balance at end of year	(589)	(696)
Net defined benefit asset (liability)	(589)	(696)
Valuation allowance	0	0
Net defined benefit asset (liability), net of valuation allowance	(589)	(696)
Other post employment benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	696	725
Current service cost	13	14
Past service cost	0	0
Interest cost on defined benefit obligation	25	25
Employee contributions	0	0
Benefits paid	(29)	(30)
Special termination benefits	0	0
Foreign exchange rate changes	1	(2)
Net actuarial (gains) losses on defined benefit obligation	(117)	(36)
Balance at end of year	589	696	725
Other post employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	0	0
Interest income on plan assets	0	0
Net actuarial gains (losses) on plan assets	0	0
Employer contributions	29	30
Employee contributions	0	0
Benefits paid	(29)	(30)
Plan administration costs	0	0
Net transfer out	0	0
Foreign exchange rate changes	0	0
Balance at end of year	$ 0	$ 0	$ 0